Schedule of Investments (unaudited)	iShares® Global REIT ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.0%
Abacus Property Group	1,173,486	$2,100,522
Arena REIT	752,372	1,925,818
BWP Trust	1,126,687	2,782,333
Centuria Industrial REIT	1,221,445	2,615,548
Centuria Office REIT	1,083,800	1,056,798
Charter Hall Long Wale REIT	1,521,238	4,210,416
Charter Hall Retail REIT	1,168,065	2,949,403
Charter Hall Social Infrastructure REIT	772,925	1,556,236
Cromwell Property Group	3,336,319	1,235,148
Dexus	2,509,158	13,887,663
Dexus Industria REIT	491,307	924,935
GPT Group (The)	4,468,893	13,061,942
Growthpoint Properties Australia Ltd.	654,303	1,265,188
HealthCo REIT(a)	1,036,398	992,012
HomeCo Daily Needs REIT	4,137,090	3,327,476
Hotel Property Investments Ltd.	453,786	922,174
Mirvac Group	9,186,013	14,479,910
National Storage REIT	2,839,648	4,435,356
Region RE Ltd.	2,670,330	4,350,050
Scentre Group	12,062,132	22,825,071
Stockland	5,556,279	15,791,117
Vicinity Ltd.	8,720,848	11,595,273
Waypoint REIT Ltd.	1,556,827	2,745,119
		131,035,508
Belgium — 1.1%
Aedifica SA	108,874	7,477,565
Ascencio	11,900	610,371
Cofinimmo SA	77,058	6,030,837
Home Invest Belgium SA, NVS	22,538	413,704
Intervest Offices & Warehouses NV	61,113	899,053
Montea NV	33,900	2,746,928
Retail Estates NV	25,760	1,644,797
Shurgard Self Storage Ltd.	58,607	2,674,275
Warehouses De Pauw CVA	364,171	10,760,259
Xior Student Housing NV	70,758	2,206,786
		35,464,575
Canada — 2.6%
Allied Properties REIT	292,800	4,871,673
Boardwalk REIT	86,764	4,310,401
Canadian Apartment Properties REIT	388,022	15,127,753
Choice Properties REIT	593,373	6,259,294
Crombie REIT	245,533	2,593,770
Dream Industrial REIT(a)	576,335	6,201,944
First Capital Real Estate Investment Trust	487,185	5,442,108
Granite REIT	138,060	8,107,812
H&R Real Estate Investment Trust	608,252	4,746,455
InterRent REIT	305,071	2,963,606
Killam Apartment REIT	263,166	3,612,258
NorthWest Healthcare Properties REIT	501,964	2,660,849
Prinmaris REIT	234,154	2,368,797
RioCan REIT	696,637	10,592,327
SmartCentres Real Estate Investment Trust	303,575	5,734,693
		85,593,740
China — 0.0%
Yuexiu REIT(a)	4,284,000	882,674

France — 1.7%
ARGAN SA, NVS	22,774	1,719,696
Security	Shares	Value

France (continued)
Carmila SA	138,448	$2,243,604
Covivio	116,021	5,601,681
Gecina SA	120,220	12,997,285
ICADE	75,198	3,063,606
Klepierre SA	475,878	12,631,547
Mercialys SA	213,588	1,848,901
Unibail-Rodamco-Westfield, New(b)	239,442	13,567,468
		53,673,788
Germany — 0.0%
Hamborner REIT AG	167,332	1,210,955

Hong Kong — 1.2%
Champion REIT	4,264,000	1,570,984
Fortune REIT	3,247,000	2,347,929
Link REIT	5,939,120	33,384,717
Prosperity REIT	2,763,000	599,916
Sunlight REIT	2,460,000	916,154
		38,819,700
India — 0.2%
Brookfield India Real Estate Trust(c)	352,021	1,131,213
Embassy Office Parks REIT	1,411,608	5,356,031
Mindspace Business Parks REIT(c)	285,482	1,073,915
		7,561,159
Ireland — 0.0%
Irish Residential Properties REIT PLC	1,033,657	1,100,138

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	152,995	422,623

Japan — 7.1%
Activia Properties Inc.	1,675	4,877,844
Advance Logistics Investment Corp.	1,531	1,421,029
Advance Residence Investment Corp.	2,978	7,256,279
AEON REIT Investment Corp.	4,113	4,329,636
Comforia Residential REIT Inc.	1,556	3,725,004
CRE Logistics REIT Inc.	1,374	1,695,536
Daiwa House REIT Investment Corp.	4,928	9,702,400
Daiwa Office Investment Corp.	611	2,690,054
Daiwa Securities Living Investments Corp.	4,807	3,850,321
Frontier Real Estate Investment Corp.	1,115	3,704,727
Fukuoka REIT Corp.	1,669	1,954,080
Global One Real Estate Investment Corp.	2,383	1,968,784
GLP J-Reit	10,368	10,214,180
Hankyu Hanshin REIT Inc.	1,546	1,545,101
Health Care & Medical Investment Corp.	769	828,578
Heiwa Real Estate REIT Inc.	2,193	2,238,070
Hoshino Resorts REIT Inc.	595	2,606,786
Hulic Reit Inc.	3,000	3,481,628
Ichigo Office REIT Investment Corp.	2,666	1,660,775
Industrial & Infrastructure Fund Investment Corp.	4,485	4,694,163
Invincible Investment Corp.	11,515	4,770,494
Japan Excellent Inc.	2,838	2,632,290
Japan Hotel REIT Investment Corp.	10,423	5,175,595
Japan Logistics Fund Inc.	2,088	4,412,907
Japan Metropolitan Fund Invest	15,921	10,920,170
Japan Prime Realty Investment Corp.	2,133	5,310,833
Japan Real Estate Investment Corp.	3,100	12,468,501
Kenedix Office Investment Corp.	1,729	4,111,115
Kenedix Residential Next Investment Corp.	2,447	3,828,600
Kenedix Retail REIT Corp.	1,420	2,779,030

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
LaSalle Logiport REIT(a)	4,144	$4,433,299
Mirai Corp.	3,745	1,207,692
Mitsubishi Estate Logistics REIT Investment Corp.	1,130	3,233,352
Mitsui Fudosan Logistics Park Inc.	1,249	4,445,104
Mori Hills REIT Investment Corp.	3,708	3,773,589
Mori Trust Reit Inc.	5,894	3,037,825
Nippon Accommodations Fund Inc.	1,062	5,033,877
Nippon Building Fund Inc.	3,540	14,839,013
Nippon Prologis REIT Inc.	5,546	11,341,062
NIPPON REIT Investment Corp.	990	2,357,131
Nomura Real Estate Master Fund Inc.	10,451	12,433,949
NTT UD REIT Investment Corp.	3,101	2,941,239
One REIT Inc.	591	1,077,738
Orix JREIT Inc.	6,123	7,789,782
Samty Residential Investment Corp.	992	812,521
Sankei Real Estate Inc.	1,157	771,259
Sekisui House Reit Inc.	9,523	5,652,578
SOSiLA Logistics REIT Inc.	1,656	1,496,708
Star Asia Investment Corp.	3,936	1,591,135
Starts Proceed Investment Corp.	539	851,783
Takara Leben Real Estate Investment Corp.	1,468	1,005,533
Tokyu REIT Inc.	2,177	2,879,745
United Urban Investment Corp.	6,879	7,424,990
		231,285,414
Malaysia — 0.1%
Axis Real Estate Investment Trust	3,147,600	1,270,488
Sunway REIT	4,530,300	1,517,656
		2,788,144
Mexico — 0.7%
Concentradora Fibra Danhos SA de CV(a)	553,115	725,045
FIBRA Macquarie Mexico(c)	1,684,150	3,267,724
Fibra Uno Administracion SA de CV	6,715,508	10,090,306
PLA Administradora Industrial S. de RL de CV(a)	1,793,609	3,647,201
Prologis Property Mexico SA de CV	1,254,455	4,646,990
		22,377,266
Netherlands — 0.2%
Eurocommercial Properties NV	118,995	3,007,668
NSI NV	41,515	872,747
Vastned Retail NV	39,829	888,756
Wereldhave NV	94,014	1,679,858
		6,449,029
New Zealand — 0.3%
Argosy Property Ltd.	1,952,731	1,479,666
Goodman Property Trust	2,616,253	3,672,397
Kiwi Property Group Ltd.	3,666,891	2,165,432
Stride Property Group	1,125,293	1,069,378
Vital Healthcare Property Trust	1,112,415	1,637,482
		10,024,355
Philippines — 0.1%
AREIT Inc.	1,630,920	985,827
MREIT Inc.	2,198,900	568,491
		1,554,318
Saudi Arabia — 0.2%
Al Maather REIT Fund	109,157	256,132
Al Rajhi REIT	266,454	634,955
Alahli REIT Fund 1	104,613	266,859
Alinma Retail REIT Fund, NVS	209,346	279,567
Al-Jazira Reit Fund	29,012	161,176
Security	Shares	Value

Saudi Arabia (continued)
Alkhabeer REIT	237,113	$434,301
Bonyan REIT, NVS	151,486	381,582
Derayah REIT	256,966	617,825
Jadwa REIT Saudi Fund	412,643	1,374,890
Musharaka Real Estate Income Fund, NVS	190,374	388,771
Riyad REIT Fund	343,114	832,268
Sedco Capital REIT Fund	165,366	393,183
Taleem REIT	73,376	224,585
		6,246,094
Singapore — 3.4%
AIMS APAC REIT	1,334,928	1,255,706
CapitaLand Ascendas REIT	7,943,014	16,796,492
CapitaLand Ascott Trust(a)	4,967,132	4,183,687
CapitaLand China Trust(a)	2,633,430	2,061,490
CapitaLand Integrated Commercial Trust	11,783,226	18,090,599
CDL Hospitality Trusts	2,023,700	1,811,321
Cromwell European Real Estate Investment Trust(a)	720,500	1,275,426
ESR-LOGOS REIT	14,218,342	3,687,648
Far East Hospitality Trust	2,272,200	1,101,942
First REIT(a)	2,622,800	512,824
Frasers Centrepoint Trust	2,550,970	4,165,767
Frasers Logistics & Commercial Trust	6,637,000	6,094,950
Keppel DC REIT	2,988,333	4,924,919
Keppel Pacific Oak US REIT	1,958,200	646,206
Keppel REIT	5,063,200	3,466,283
Lendlease Global Commercial REIT	4,398,491	2,249,623
Manulife US Real Estate Investment Trust	3,690,800	387,386
Mapletree Industrial Trust	4,413,410	7,437,005
Mapletree Logistics Trust	7,731,513	9,828,949
Mapletree Pan Asia Commercial Trust	5,345,191	6,638,850
OUE Commercial Real Estate Investment Trust	5,046,300	1,176,426
PARAGON REIT	2,500,900	1,796,928
Parkway Life REIT	887,600	2,590,469
Sasseur Real Estate Investment Trust	1,184,300	637,516
Starhill Global REIT	3,332,500	1,290,391
Suntec REIT	4,930,100	4,784,030
		108,892,833
South Africa — 0.4%
Attacq Ltd.	1,667,431	797,178
Emira Property Fund Ltd.	548,712	253,128
Equites Property Fund Ltd.	1,730,941	1,099,517
Growthpoint Properties Ltd.	7,972,239	5,648,047
Hyprop Investments Ltd.	826,776	1,477,067
Investec Property Fund Ltd.	1,378,125	610,317
Redefine Properties Ltd.	15,869,203	3,151,699
SA Corporate Real Estate Ltd.(a)	5,798,405	609,548
Stor-Age Property REIT Ltd.(a)	938,565	626,104
		14,272,605
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	281,540	875,938
JR REIT XXVII	268,939	850,384
LOTTE Reit Co. Ltd.	283,655	783,211
SK REITs Co. Ltd.	258,106	923,906
		3,433,439
Spain — 0.4%
Inmobiliaria Colonial SOCIMI SA	800,517	5,167,546
Lar Espana Real Estate SOCIMI SA	142,011	919,671
Merlin Properties SOCIMI SA	770,855	7,183,575
		13,270,792

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS(b)	875,573	$261,605
Alarko Gayrimenkul Yatirim Ortakligi AS	155,550	205,993
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,260,179	1,374,999
Is Gayrimenkul Yatirim Ortakligi AS(b)	981,414	593,742
Ozak Gayrimenkul Yatirim Ortakligi(b)	864,512	290,575
		2,726,914
United Kingdom — 4.4%
Abrdn Property Income Trust	887,024	581,703
AEW U.K. REIT PLC	366,056	468,466
Assura PLC	6,718,325	4,083,360
Balanced Commercial Property Trust Ltd.	1,258,673	1,122,645
Big Yellow Group PLC	393,011	5,408,680
British Land Co. PLC (The)	2,139,405	9,283,305
Capital & Counties Properties PLC	3,144,125	4,833,943
CLS Holdings PLC	385,028	690,787
CT Property Trust Ltd.	576,594	626,016
Custodian Reit PLC	946,527	1,056,811
Derwent London PLC	257,072	6,985,801
Empiric Student Property PLC	1,363,564	1,539,938
Great Portland Estates PLC	493,149	2,706,205
Hammerson PLC	8,952,801	3,056,226
Helical PLC	237,487	819,855
Home Reit PLC(d)	1,719,812	713,849
Impact Healthcare Reit PLC, Class B	722,031	861,755
Land Securities Group PLC	1,705,867	14,166,866
LondonMetric Property PLC	2,192,911	5,202,414
LXI REIT PLC	3,492,196	4,264,345
NewRiver REIT PLC	705,763	751,765
Picton Property Income Ltd.	1,255,677	1,138,429
Primary Health Properties PLC	3,046,263	3,700,172
PRS REIT PLC (The)	1,199,624	1,268,578
Regional REIT Ltd.(c)	999,022	573,096
Residential Secure Income PLC, NVS(c)	430,570	352,541
Safestore Holdings PLC	491,281	5,584,808
Schroder REIT Ltd.	1,162,993	644,388
Segro PLC	2,811,035	27,546,888
Sirius Real Estate Ltd.	2,669,619	2,836,875
Supermarket Income Reit PLC	2,869,761	2,809,022
Target Healthcare REIT PLC	1,422,831	1,342,102
Triple Point Social Housing REIT PLC(c)	884,573	715,186
Tritax Big Box REIT PLC	4,320,712	7,661,515
UK Commercial Property REIT Ltd.	1,717,052	1,154,078
UNITE Group PLC (The)	805,869	10,061,726
Urban Logistics REIT PLC	1,073,088	1,677,365
Warehouse REIT PLC	921,978	1,015,203
Workspace Group PLC	330,419	2,105,798
		141,412,505
United States — 71.1%
Acadia Realty Trust	210,786	3,311,448
Agree Realty Corp.	207,025	13,411,079
Alexander & Baldwin Inc.	168,090	3,227,328
Alexandria Real Estate Equities Inc.	399,005	50,146,948
American Assets Trust Inc.	117,107	2,634,908
American Homes 4 Rent, Class A	772,009	28,934,897
Americold Realty Trust Inc.	628,700	20,382,454
Apartment Income REIT Corp.	344,166	11,887,494
Apartment Investment & Management Co., Class A	344,972	2,873,617
Apple Hospitality REIT Inc.	493,960	7,656,380
Armada Hoffler Properties Inc.	154,290	1,916,282
Security	Shares	Value

United States (continued)
AvalonBay Communities Inc.	324,910	$61,294,271
Boston Properties Inc.	365,604	24,360,195
Brandywine Realty Trust	390,830	1,973,692
Brixmor Property Group Inc.	694,547	15,793,999
Broadstone Net Lease Inc.	430,653	7,019,644
Camden Property Trust	240,591	26,246,072
CareTrust REIT Inc.	233,654	4,857,667
Centerspace	35,257	2,190,517
Community Healthcare Trust Inc.	58,605	2,065,240
Corporate Office Properties Trust	262,299	6,819,774
Cousins Properties Inc.	353,658	8,639,865
CubeSmart	518,896	22,499,331
DiamondRock Hospitality Co.	481,715	4,094,577
Digital Realty Trust Inc.	676,008	84,244,117
Douglas Emmett Inc.	382,023	5,615,738
Easterly Government Properties Inc.	211,003	3,114,404
EastGroup Properties Inc.	101,864	18,048,264
Elme Communities	198,933	3,232,661
Empire State Realty Trust Inc., Class A	311,256	2,785,741
EPR Properties	173,466	7,743,522
Equinix Inc.	217,155	175,878,178
Equity LifeStyle Properties Inc.	411,871	29,316,978
Equity Residential	867,270	57,187,784
Essential Properties Realty Trust Inc.	344,990	8,469,504
Essex Property Trust Inc.	148,409	36,145,012
Extra Space Storage Inc.	486,639	67,920,205
Federal Realty Investment Trust	187,695	19,054,796
First Industrial Realty Trust Inc.	306,532	15,847,704
Four Corners Property Trust Inc.	200,141	5,263,708
Gaming and Leisure Properties Inc.	585,434	27,784,698
Getty Realty Corp.(a)	102,669	3,318,262
Global Net Lease Inc.	249,007	2,661,885
Healthcare Realty Trust Inc., Class A	882,849	17,242,041
Healthpeak Properties Inc.	1,273,737	27,805,679
Highwoods Properties Inc.	244,025	6,166,512
Host Hotels & Resorts Inc.	1,640,020	30,176,368
Hudson Pacific Properties Inc.	321,258	1,885,784
Independence Realty Trust Inc.	516,460	8,800,478
Innovative Industrial Properties Inc.	63,919	5,064,302
InvenTrust Properties Corp.	159,919	3,892,428
Invitation Homes Inc.	1,420,996	50,445,358
JBG SMITH Properties	256,796	4,296,197
Kilroy Realty Corp.	272,304	9,721,253
Kimco Realty Corp.	1,407,853	28,523,102
Kite Realty Group Trust	503,301	11,515,527
LTC Properties Inc.	94,651	3,176,488
LXP Industrial Trust	673,566	6,782,810
Macerich Co. (The)	496,397	6,329,062
Medical Properties Trust Inc.	1,381,676	13,941,111
Mid-America Apartment Communities Inc.	269,573	40,344,295
National Health Investors Inc.	96,405	5,293,599
National Storage Affiliates Trust	184,330	6,228,511
Necessity Retail REIT Inc. (The)	308,393	2,189,590
NETSTREIT Corp.	140,357	2,510,987
NexPoint Residential Trust Inc.	52,330	2,174,835
NNN REIT Inc.	421,365	17,983,858
Omega Healthcare Investors Inc.	544,245	17,361,415
Paramount Group Inc.	442,744	2,319,979
Park Hotels & Resorts Inc.	514,755	7,016,111
Pebblebrook Hotel Trust(a)	279,023	4,310,905

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Phillips Edison & Co. Inc.	272,893	$9,635,852
Physicians Realty Trust	552,216	8,139,664
Piedmont Office Realty Trust Inc., Class A	282,765	2,103,772
Prologis Inc.	2,146,319	267,753,295
Public Storage	364,384	102,665,192
Realty Income Corp.	1,537,150	93,720,035
Regency Centers Corp.	396,476	25,981,072
Retail Opportunity Investments Corp.	283,784	4,180,138
Rexford Industrial Realty Inc.	464,666	25,598,450
RLJ Lodging Trust	370,300	3,814,090
RPT Realty	200,756	2,182,218
Ryman Hospitality Properties Inc.	133,177	12,690,436
Sabra Health Care REIT Inc.	537,415	6,981,021
Safehold Inc.	68,177	1,686,017
Service Properties Trust	379,813	3,224,612
Simon Property Group Inc.	754,550	94,016,930
SITE Centers Corp.	436,632	6,134,680
SL Green Realty Corp.	143,317	5,404,484
Spirit Realty Capital Inc.	327,202	13,196,057
STAG Industrial Inc.	417,455	15,153,616
Summit Hotel Properties Inc.	243,498	1,568,127
Sun Communities Inc.	285,669	37,222,671
Sunstone Hotel Investors Inc.	477,243	4,863,106
Tanger Factory Outlet Centers Inc.	233,985	5,477,589
Terreno Realty Corp.	189,325	11,234,545
UDR Inc.	762,695	31,178,972
Universal Health Realty Income Trust	29,660	1,415,672
Urban Edge Properties	264,340	4,496,423
Ventas Inc.	927,601	45,007,201
Veris Residential Inc.(b)	181,188	3,384,592
VICI Properties Inc., Class A	2,334,237	73,481,781
Vornado Realty Trust	412,764	9,278,935
Welltower Inc.	1,155,563	94,929,500
WP Carey Inc.	492,799	33,278,716
Xenia Hotels & Resorts Inc.	256,691	3,259,976
		2,315,708,862

Total Common Stocks — 99.4%
(Cost: $3,499,853,561)		3,236,207,430
Security	Shares	Value

Preferred Stocks

Bermuda — 0.0%
Brookfield Property Partners LP, 6.25%	4,436	$72,085

Total Preferred Stocks — 0.0%
(Cost: $109,587)		72,085

Total Long-Term Investments — 99.4%
(Cost: $3,499,963,148)		3,236,279,515

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	8,980,695	8,983,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	10,260,000	10,260,000

Total Short-Term Securities — 0.6%
(Cost: $19,242,823)		19,243,389

Total Investments — 100.0%
(Cost: $3,519,205,971)		3,255,522,904

Other Assets Less Liabilities — 0.0%		1,581,082

Net Assets — 100.0%		$3,257,103,986

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,717,990	$—		$(6,732,335	)(a)	$(3,578)	$1,312	$8,983,389	8,980,695	$27,622	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,630,000	2,630,000	(a)	—		—	—	10,260,000	10,260,000	103,161		—
						$(3,578)	$1,312	$19,243,389		$130,783		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
July 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	512	09/15/23	$17,454	$358,951
SPI 200 Index	21	09/21/23	2,604	77,599
				$436,550

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,496,381,606	$739,111,975	$713,849	$3,236,207,430
Preferred Stocks	72,085	—	—	72,085
Short-Term Securities
Money Market Funds	19,243,389	—	—	19,243,389
	$2,515,697,080	$739,111,975	$713,849	$3,255,522,904
Derivative Financial Instruments(a)
Assets
Equity Contracts	$358,951	$77,599	$—	$436,550

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust